Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating activities:
Net loss for the period	$ 23,625,542	$ 13,591,117	$ 7,657,208
Items not affecting cash:
Amortization and depreciation	1,008,321	1,280,122	1,168,594
Bad debt expense	930,971	1,530,667
Inventory impairments	3,087,999	1,571,649	212,000
Intangible impairment	4,739,286	293,000	111,521
Impairment goodwill	852,037
Fair value changes on derivatives	(95,831)
Interest expense, net of repayments	1,168,628	926,962	341,112
Interest income		(14,456)
Foreign exchange		138,691
Share-based payments	1,338,931	517,678	1,123,154
Loss on debt conversion		16,712
Net change in non-cash working capital items:
Trade and other receivables	187,432	(2,773,808)	(885,625)
Prepaids	594,734	(496,132)	50,446
Inventory	(3,075,532)	(601,487)	65,570
Advances to suppliers	264,383	(83,860)	(299,356)
Accounts payable and accrued liabilities	(158,906)	1,372,389	(887,569)
Due to/from related party	214,456	(76,866)	(68,774)
Net cash used in operating activities	(12,568,633)	(9,989,856)	(6,726,135)
Investing activities:
Intangible additions	(2,769,679)	(1,513,570)	(2,380,196)
Equipment additions	(224,513)	(21,136)
Acquistion of ClearRF	(122,015)
Net cash used in investing activities	(3,116,207)	(1,534,706)	(2,380,196)
Financing activities:
Lease payments	(182,682)	(146,146)	(135,612)
Bank loan	(410,689)	405,413	(32,435)
Repayment of long term debt	(110,312)	(45,490)	(26,114)
Convertible debt issued, net of repayments	(1,308,118)	99,490	1,685,908
Shares issued for cash		28,168,529	2,290,916
Share issue costs (cash)		(3,133,147)	(20,085)
Loan to director			(200,000)
Exercise of agent's options			247,764
Exercise of warrants	3,017,743		5,529,858
Loan received			165,341
Net cash from financing activities	1,005,942	25,348,649	9,505,541
Effect of foreign exchange on cash	(165,626)	(21,396)	485,416
Change in cash for the period	(14,844,524)	13,802,691	884,626
Cash and restricted cash, beginning of year	16,464,266	2,661,575	1,776,949
Cash and restricted cash, end of year	$ 1,619,742	$ 16,464,266	$ 2,661,575